Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 18,043	$ 18,560
Charge-offs	(5,680)	(3,809)
Recoveries	733	42
Provisions	3,040	3,250
Ending Balance	16,136	18,043
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			$ 2,489	$ 5,333
Allowances for loan losses, Collectively evaluated for impairment			13,647	12,710
Allowance for loan losses	18,043	18,560	16,136	18,043
Loans, Individually evaluated for impairment			42,222	61,479
Loans, Collectively evaluated for impairment			716,279	651,582
Loans			758,501	713,061
Commercial and Industrial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,679	591
Charge-offs	(1,554)	(395)
Recoveries	121	0
Provisions	706	1,483
Ending Balance	952	1,679
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			67	1,040
Allowances for loan losses, Collectively evaluated for impairment			885	639
Allowance for loan losses	1,679	591	952	1,679
Loans, Individually evaluated for impairment			1,183	2,407
Loans, Collectively evaluated for impairment			25,957	27,685
Loans			27,140	30,092
Residential
Allowance for Loan Losses [Roll Forward]
Beginning Balance	316	414
Charge-offs	(238)	0
Recoveries	0	5
Provisions	169	(103)
Ending Balance	247	316
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	238
Allowances for loan losses, Collectively evaluated for impairment			247	78
Allowance for loan losses	316	414	247	316
Loans, Individually evaluated for impairment			0	238
Loans, Collectively evaluated for impairment			7,750	5,621
Loans			7,750	5,859
Commercial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,015	948
Charge-offs	(2,745)	(16)
Recoveries	0	0
Provisions	2,231	2,083
Ending Balance	2,501	3,015
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			1,149	2,535
Allowances for loan losses, Collectively evaluated for impairment			1,352	480
Allowance for loan losses	3,015	948	2,501	3,015
Loans, Individually evaluated for impairment			7,117	14,058
Loans, Collectively evaluated for impairment			38,128	33,863
Loans			45,245	47,921
Commercial – Owner Occupied
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,296	4,735
Charge-offs	0	(476)
Recoveries	66	5
Provisions	(95)	(968)
Ending Balance	3,267	3,296
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			73	114
Allowances for loan losses, Collectively evaluated for impairment			3,194	3,182
Allowance for loan losses	3,296	4,735	3,267	3,296
Loans, Individually evaluated for impairment			4,698	5,951
Loans, Collectively evaluated for impairment			167,342	170,698
Loans			172,040	176,649
Commercial – Non-owner Occupied
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,962	7,530
Charge-offs	(638)	(50)
Recoveries	398	0
Provisions	(884)	(2,518)
Ending Balance	3,838	4,962
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			486	828
Allowances for loan losses, Collectively evaluated for impairment			3,352	4,134
Allowance for loan losses	4,962	7,530	3,838	4,962
Loans, Individually evaluated for impairment			24,584	30,407
Loans, Collectively evaluated for impairment			231,887	207,511
Loans			256,471	237,918
Residential – 1 to 4 Family
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,156	3,612
Charge-offs	(504)	(2,841)
Recoveries	148	32
Provisions	1,002	3,353
Ending Balance	4,802	4,156
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			709	573
Allowances for loan losses, Collectively evaluated for impairment			4,093	3,583
Allowance for loan losses	4,156	3,612	4,802	4,156
Loans, Individually evaluated for impairment			4,284	7,960
Loans, Collectively evaluated for impairment			208,982	163,934
Loans			213,266	171,894
Residential – Multifamily
Allowance for Loan Losses [Roll Forward]
Beginning Balance	357	389
Charge-offs	0	0
Recoveries	0	0
Provisions	(103)	(32)
Ending Balance	254	357
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			5	5
Allowances for loan losses, Collectively evaluated for impairment			249	352
Allowance for loan losses	357	389	254	357
Loans, Individually evaluated for impairment			356	364
Loans, Collectively evaluated for impairment			17,757	24,809
Loans			18,113	25,173
Consumer
Allowance for Loan Losses [Roll Forward]
Beginning Balance	262	341
Charge-offs	(1)	(31)
Recoveries	0	0
Provisions	14	(48)
Ending Balance	275	262
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			275	262
Allowance for loan losses	262	341	275	262
Loans, Individually evaluated for impairment			0	94
Loans, Collectively evaluated for impairment			18,476	17,461
Loans			18,476	17,555
Unallocated
Allowance for Loan Losses [Roll Forward]
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	0	0
Ending Balance	0	0
Loans and Allowances for Loan Losses [Abstract]
Allowance for loan losses	$ 0	$ 0	$ 0	$ 0